Goodwill (Details 1) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Disclosure of information for cash-generating units [line items]
Goodwill	₨ 3,994	$ 53	₨ 3,902
Cash-generating units [member]
Disclosure of information for cash-generating units [line items]
Goodwill	3,994		3,902
Cash-generating units [member] | PSAI- Active Pharmaceutical Operations [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	997		997
Cash-generating units [member] | Global Generics- Complex Injectables [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	1,372		1,287
Cash-generating units [member] | Global Generics- North America Operations [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	1,021		1,005
Cash-generating units [member] | Global Generics- Branded Formulations [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	491		491
Cash-generating units [member] | Other Cash-generating units [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	₨ 113		₨ 122